Provision for Income Taxes - Unrecognized Tax Benefit Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 26, 2022	Feb. 27, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 105,749	$ 51,781
Increase related to current year positions	1,125	69,106
Decrease related to prior year positions	(1,902)	(2,797)
Settlements	(2,340)	(4,981)
Lapse of statute of limitations	(7,114)	(7,360)
Balance at end of year	$ 95,518	$ 105,749